UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

February 29, 2016

William Blair Directional Multialternative Fund

Class I
WDMIX

Institutional Class
WDMJX

Class N Class
WDMNX

Investment Adviser

William Blair Investment Management, LLC
222 West Adams Street
Chicago, Illinois  60606

Phone: 1-855-772-4166

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

SCHEDULE OF SECURITIES SOLD SHORT	19

SCHEDULE OF OPTIONS WRITTEN	21

SCHEDULE OF OPEN FUTURES CONTRACTS	21

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	22

SCHEDULE OF TOTAL RETURN SWAPS	23

STATEMENT OF ASSETS AND LIABILITIES	24

STATEMENT OF OPERATIONS	26

STATEMENT OF CHANGES IN NET ASSETS	27

FINANCIAL HIGHLIGHTS	28

NOTES TO FINANCIAL STATEMENTS	31

BASIS FOR TRUSTEES’ RENEWAL OF INVESTMENT
ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS	43

BASIS FOR TRUSTEES’ APPROVAL OF SUB-ADVISORY AGREEMENT	48

NOTICE OF PRIVACY POLICY & PRACTICES	50

ADDITIONAL INFORMATION	51

Letter from the President

Dear Shareholder,

For the six months ended February 29, 2016, the William Blair Directional Multialternative Fund (Class N) lost 8.79%. Over the same period, the Fund’s benchmark, the HFRX Equity Hedge Fund Index returned -6.78% while its secondary benchmark, the S&P 500 Index returned -0.92%. The Fund displayed annualized volatility of 10.4% (as measured by standard deviation) versus 17.6% for the S&P 500 Index over the same period.

Discussion of Performance

The last six months have been a tumultuous period in the equity markets, particularly after the Fed raised rates in mid-December. In fact, the S&P 500 fell as much as 11.8% in the two months after the rate hike before rallying sharply to close out February.

As evidenced by the negative returns of the benchmark HFRX Equity Hedge Index over the last six months, the environment for equity long-short strategies has been challenging. The fund invests in a total of three equity long-short sub-strategies: one generalist and two sector specialists (financials and technology). The financial sector specialist was the largest detractor in the fund over the period as the equities of financial companies (particularly money center banks and asset managers) sold off sharply. The generalist sub-strategy was the second largest detractor over the period, thanks in large part to positions in financials, homebuilders, and transportation-related companies. The technology specialist was also a negative contributor in the period.

The Fund invests with three event-driven sub-strategies, having added a third in December. Dispersion of returns in the event-driven space over the last six months has been unusually large. Returns from traditional merger arbitrage (announced deals only, long the target, short the acquirer) have been slow and steady. We have one manager that invests in this category exclusively and the strategy was a positive contributor in the period and the best performing sub-strategy in the fund. The rest of the event-driven space is dependent on softer catalysts (pre-announced M&A, corporate structure changes, etc.). Two of the three event-driven sub-strategies in the fund fall into this category and both were negative contributors in this period, mostly due to investor rotation out of health care and financials.

Finally, the macro allocation strategy was a negative contributor over the period. The strategy attempts to anticipate macroeconomic developments in global currency, bond and equity markets and is intended to reduce the degree to which the Fund depends on rising equity markets for returns. It should be noted that, as a result of the increased allocation to event-driven strategies, the macro allocation strategy was removed from the fund’s lineup of sub-strategies in December 2015.

Allocations

Over the period, we kept the Fund’s allocation closely aligned with our target models. These models are designed with the goal to capture gains in the US equity market averages while blunting drawdowns when they occur. The cash allocation indicated in the chart below was a temporary holding pending allocation to the six sub-advisers. In general, the Fund seeks to minimize cash holdings.

William Blair Directional Multialternative Fund
Strategy Allocations as of February 29, 2016 (Unaudited)

Outlook

We do not try to forecast stock market direction, but we expect that the dispersion of returns within the stock market – that is, the degree to which different stocks produce differing returns – will remain high. Greater dispersion can provide opportunity for long-short equity managers to profit on both long and short sides of their portfolios. In our view, the end of quantitative easing may allow greater dispersion, particularly in interest-rate sensitive sectors of the market. While the initial stage of this post-QE environment has been volatile, the end result is an improved opportunity set for equity long-short strategies.

Three of the managers in DMA Fund focus on event-driven investing, which we believe will be an attractive investment category throughout 2016. The factors that drove $4.7 trillion of announced takeovers in 2015 remain in place. Corporate cash levels remain high, interest rates remain low, and organic growth opportunities remain limited in many sectors. At the same time, political and regulatory challenges have increased perceptions of risk surrounding corporate deals, and deal spreads have accordingly widened. Investors today are, we believe, being compensated for heightened risk.

Sincerely,

The Directional Multialternative Fund Portfolio Team

William Blair Directional Multialternative Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2015 – 2/29/2016).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual**	$1,000.00	$ 913.20	$11.18
Hypothetical (5% return before expenses)***	$1,000.00	$1,013.18	$11.76

*
Expenses are equal to the Class I shares’ annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial period.  Excluding dividends, amortized and interest expense on short positions, Class I’s annualized expense ratio would be 1.80%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $8.56.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $9.02.

William Blair Directional Multialternative Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual**	$1,000.00	$ 913.20	$11.18
Hypothetical (5% return before expenses)***	$1,000.00	$1,013.18	$11.76

*
Expenses are equal to the Institutional Class shares’ annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial period.  Excluding dividends, amortized and interest expense on short positions, the Institutional Class’s annualized expense ratio would be 1.80%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $8.56.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $9.02.

	Class N
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 –
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual**	$1,000.00	$ 912.10	$12.36
Hypothetical (5% return before expenses)***	$1,000.00	$1,011.93	$13.01

*
Expenses are equal to the Class N shares’ annualized expense ratio of 2.60%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial period.  Excluding dividends, amortized and interest expense on short positions, Class N’s annualized expense ratio would be 2.05%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $9.75.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $10.27.

William Blair Directional Multialternative Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Adviser seeks to achieve the Fund’s investment objective through the allocation of the Fund’s assets primarily among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment (or hedge fund) strategies, and through the Adviser’s direct management of Fund assets.  The Adviser intends to operate the Fund in a “manager of managers” structure, which will enable the Adviser to terminate and replace a Sub-Adviser without requiring shareholder approval.  This structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The Adviser is responsible for selecting each Sub-Adviser and for determining the amount of Fund assets allocated to each Sub-Adviser.  The Adviser will also monitor the performance, investment strategy and operational controls of each Sub-Adviser.  When allocating assets among Sub-Advisers, the Adviser considers a range of factors including each Sub-Adviser’s investment style and historical performance, including the types of securities or instruments they may use, the strategy they employ, or a geography or sector in which they invest.

Allocation of Portfolio Holdings
As of February 29, 2016
(as a percentage of net assets)

* Valued at the net unrealized appreciation (depreciation).

William Blair Directional Multialternative Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns as of February 29, 2016

			Since Inception
	6 Month	1 Year	(11/7/2014)
William Blair Directional Multialternative Fund
Class I	(8.68)%	(9.65)%	(4.96)%
Institutional Class	(8.68)%	(9.65)%	(4.96)%
Class N	(8.79)%	(9.94)%	(5.22)%
HFRX Equity Hedge Index	(6.78)%	(9.22)%	(5.37)%
S&P 500® Total Return Index	(0.92)%	(6.19)%	(1.68)%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-772-4166.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date.  The graph does not reflect any future performance.

HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  It is not possible to invest directly in an index.

Class I

Growth of $500,000 Investment

*  Inception Date

William Blair Directional Multialternative Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class

Growth of $5,000,000 Investment

*  Inception Date

Class N

Growth of $10,000 Investment

*  Inception Date

William Blair Directional Multialternative Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86%

Automobiles & Components – 0.63%
American Axle & Manufacturing Holdings, Inc. (a)	29,731	$434,667
Johnson Controls, Inc.	1,552	56,586
Toyo Tire & Rubber Co. Ltd. (b)	12,000	181,989
Toyota Motor Corp. (b)	5,000	261,496
		934,738

Banks – 12.59%
Allegiance Bancshares, Inc. (a)	14,103	243,418
Alpha Bank AE (a)(b)	29,379	50,449
American National Bankshares, Inc.	2,920	74,139
Anchor BanCorp Wisconsin, Inc. (a)	4,779	199,571
Bank of America Corp. (c)	108,565	1,359,234
BB&T Corp. (c)	30,504	981,009
Cascade Bancorp	45,603	244,432
Citigroup, Inc. (c)	50,053	1,944,559
Citizens Financial Group, Inc.	35,080	674,588
Comerica, Inc.	23,215	784,203
Eastern Virginia Bankshares, Inc. (d)	45,104	306,707
Fifth Third Bancorp	67,898	1,036,123
First Community Bancshares, Inc.	8,362	151,352
First Financial Bancorp	55,020	922,685
First Foundation, Inc. (a)(d)	36,285	788,110
Heritage Financial Corp.	5,592	97,524
Heritage Oaks Bancorp	26,243	190,524
HomeTrust Bancshares, Inc. (a)	23,922	421,266
Huntington Bancshares, Inc.	101,008	883,820
JPMorgan Chase & Co. (c)	5,529	311,283
KeyCorp	98,517	1,039,354
Lakeland Bancorp, Inc.	16,268	162,680
Land Mark Optoelectronics Corp (b)	5,000	85,035
Middleburg Financial Corp. (d)	8,486	177,442
National Bank of Greece SA (a)(b)	4,222,350	929,915
Old Second Bancorp, Inc. (a)	17,608	117,798
Opus Bank	7,547	243,466
Pacific Continental Corp.	7,016	108,327
PacWest Bancorp	21,443	690,036
People’s Utah Bancorp (d)	18,679	283,921
Piraeus Bank SA (a)(b)	1,100,000	189,163
QCR Holdings, Inc.	12,536	281,057
Regions Financial, Inc.	128,757	968,253
Shinsei Bank Ltd. (b)	300,000	356,525
SI Financial Group Inc.	11,615	161,449
SunTrust Banks, Inc.	31,915	1,058,940
Westfield Financial, Inc. (d)	29,030	242,691
		18,761,048

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86% (Continued)

Capital Goods – 1.20%
BMC Stock Holdings, Inc. (a)	36,745	$560,361
H&E Equipment Services, Inc.	20,617	271,526
HD Supply Holdings, Inc. (a)	15,283	424,715
Neff Corp. (a)(c)	46,635	227,112
United Rentals, Inc. (a)	5,900	304,263
		1,787,977

Commercial & Professional Services – 3.50%
Atento SA (a)(b)	11,307	93,961
Edenred (b)	7,573	132,585
Equifax, Inc.	3,522	369,387
Experian PLC (b)	22,136	362,278
FTI Consulting, Inc. (a)	5,038	165,801
Huron Consulting Group, Inc. (a)(c)	12,061	669,627
ManpowerGroup, Inc.	3,827	296,363
Nielsen Holdings PLC (b)	6,179	311,051
Progressive Waste Solutions Ltd. (b)	15,524	464,168
Robert Half International, Inc. (c)	4,068	160,238
SThree PLC (b)	17,956	77,100
The ADT Corp.	21,249	857,822
TransUnion (a)	5,559	146,591
TriNet Group, Inc. (a)	7,340	96,081
Tyco International PLC (b)	13,584	477,885
Verisk Analytics, Inc. (a)	551	40,135
WageWorks, Inc. (a)	7,646	368,308
West Corp. (c)	5,626	125,347
		5,214,728

Consumer Durables & Apparel – 2.94%
Beazer Homes USA, Inc. (a)	29,204	213,773
Century Communities, Inc. (a)	8,732	137,442
D.R. Horton, Inc.	14,530	388,242
G-III Apparel Group Ltd. (a)	4,782	252,250
Gildan Activewear, Inc. (b)	5,750	148,695
Jarden Corp. (a)(c)	21,018	1,111,432
Kate Spade & Co. (a)	5,811	115,174
KB Home	23,825	290,665
PVH Corp.	1,621	128,302
TRI Pointe Group, Inc. (a)	20,699	213,407
UCP, Inc. (a)(c)	65,051	396,161
WCI Communities, Inc. (a)	42,866	739,438
William Lyon Homes – Class A (a)	20,322	241,019
		4,376,000

Consumer Services – 1.39%
Accordia Golf Trust (b)	3,266,000	1,348,688
Pinnacle Entertainment, Inc. (a)	3,253	94,044

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86% (Continued)

Consumer Services – 1.39% (Continued)
Starwood Hotels & Resorts Worldwide, Inc. (c)	9,050	$625,446
		2,068,178

Diversified Financials – 4.77%
Aiful Corp. (a)(b)(c)	225,210	628,110
Ashford, Inc. (a)	2,856	114,240
Cerved Information Solutions SpA (a)(b)	7,840	61,608
Discover Financial Services	22,325	1,036,326
LendingClub Corp. (a)	48,685	425,020
Markit Ltd. (a)(b)	9,605	267,211
Morgan Stanley (c)	52,167	1,288,525
MSCI, Inc.	3,513	247,737
Mulpha International BHD (a)(b)	5,720,200	381,135
NorthStar Asset Management Group, Inc.	12,276	134,177
Synchrony Financial (a)(c)	73,382	1,977,645
The Goldman Sachs Group, Inc. (c)	2,083	311,471
WisdomTree Investments, Inc.	20,187	239,216
		7,112,421

Energy – 2.96%
Cameron International Corp. (a)(c)	10,953	718,078
Delek US Holdings, Inc.	101,421	1,604,480
DNO ASA (a)(b)	730,092	523,719
Energy Transfer Equity LP	18,013	126,091
Energy Transfer Partners LP	20,540	547,802
Kinder Morgan Inc Del	11,367	205,629
TransMontaigne Partners LP	14,826	497,116
Transocean Partners LLC (b)	21,600	184,680
		4,407,595

Food & Staples Retailing – 1.42%
Rite Aid Corp. (a)(c)	266,994	2,122,602

Food, Beverage & Tobacco – 1.41%
Greencore Group PLC (b)	14,743	77,775
Keurig Green Mountain, Inc. (c)	16,741	1,539,168
Nomad Foods Ltd. (a)(b)	12,353	96,600
Post Holdings, Inc. (a)	5,578	387,448
		2,100,991

Health Care Equipment & Services – 4.38%
Boston Scientific Corp. (a)	36,224	615,084
Centene Corp. (a)(c)	38,717	2,205,320
Health Net, Inc. (a)(c)	33,593	2,090,156
Humana, Inc. (c)	4,810	851,226
IMS Health Holdings, Inc. (a)	3,401	87,678
Kindred Healthcare, Inc.	37,240	391,392

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86% (Continued)

Health Care Equipment & Services – 4.38% (Continued)
Molina Healthcare, Inc. (a)	4,519	$280,359
		6,521,215

Household & Personal Products – 0.91%
HRG Group, Inc. (a)	116,409	1,355,001

Insurance – 1.45%
American Financial Group, Inc.	8,889	596,274
The Hanover Insurance Group, Inc.	5,084	421,718
The Hartford Financial Services Group, Inc. (c)	19,675	828,711
Willis Towers Watson PLC (b)	2,832	320,922
		2,167,625

Materials – 2.46%
Airgas, Inc. (c)	8,047	1,138,811
BHP Billiton PLC (b)	24,000	241,404
Boise Cascade Co. (a)	15,506	259,570
Louisiana-Pacific Corp. (a)(c)	20,302	322,599
Syngenta AG – ADR	14,234	1,142,848
Turquoise Hill Resources Ltd. (a)(b)	256,305	566,434
		3,671,666

Media – 1.79%
Cablevision Systems Corp. – Class A (c)	32,750	1,065,357
DISH Network Corp. – Class A (a)	1,707	80,451
Media General, Inc. (a)(c)	35,972	597,855
SES SA (b)	6,808	178,515
Videocon d2h Ltd. – ADR (a)	121,256	739,662
		2,661,840

Pharmaceuticals, Biotechnology & Life Sciences – 3.79%
Affymetrix, Inc. (a)(c)	69,323	973,295
Akorn, Inc. (a)	25,144	668,579
Baxalta, Inc. (c)	33,766	1,300,666
Insmed, Inc. (a)	15,635	191,216
Myriad Genetics, Inc. (a)	11,755	411,425
Perrigo Co. PLC (b)	205	25,881
Pfizer, Inc.	48,677	1,444,247
Radius Health, Inc. (a)	21,368	626,083
		5,641,392

Real Estate – 3.59%
Astro Japan Property Group (b)	53,550	223,141
CA Immobilien Anlagen AG (a)(b)	45,539	773,076
IMMOFINANZ AG (a)(b)	270,886	550,958
Kenedix, Inc. (b)(c)	381,500	1,578,607
Leopalace21 Corp. (a)(b)(c)	255,600	1,483,020
Nomura Real Estate Holdings, Inc. (b)	17,300	309,655

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86% (Continued)

Real Estate – 3.59% (Continued)
The Howard Hughes Corp. (a)	4,382	$406,606
Tokyo Tatemono Co. Ltd. (b)	1,500	17,314
		5,342,377

Retailing – 1.39%
Amazon.com, Inc. (a)	1,478	816,624
American Eagle Outfitters, Inc.	8,180	124,827
Burlington Stores, Inc. (a)	4,517	253,223
Expedia, Inc.	2,698	280,889
Macy’s, Inc.	2,571	111,093
Office Depot, Inc. (a)	19,600	99,568
TripAdvisor, Inc. (a)	3,765	235,689
Wayfair, Inc. (a)	3,643	141,968
		2,063,881

Semiconductors & Semiconductor Equipment – 3.54%
Advanced Semiconductor Engineering, Inc. (b)	56,235	63,629
Applied Materials, Inc.	14,431	272,313
Atmel Corp. (c)	165,244	1,335,172
Broadcom Ltd. (b)	1,470	196,936
Cavium, Inc. (a)	1,936	115,173
Cirrus Logic, Inc. (a)	4,174	147,050
First Solar, Inc. (a)	2,812	202,098
Globalwafers Co. Ltd. (b)	21,843	51,987
Inphi Corp. (a)	5,810	146,993
KLA-Tencor Corp. (c)	10,141	686,951
M/A-COM Technology Solutions Holdings, Inc. (a)	4,967	188,249
Mellanox Technologies Ltd. (a)(b)	2,800	142,268
Microchip Technology, Inc.	4,320	192,197
Micron Technology, Inc. (a)	38,575	410,052
NXP Semiconductors NV (a)(b)	4,059	289,163
ON Semiconductor Corp. (a)	10,804	90,646
QUALCOMM, Inc.	3,997	203,008
Silicon Motion Technology Corp. – ADR	5,619	189,304
Sino-American Silicon Products, Inc. (b)	38,475	47,437
Skyworks Solutions, Inc.	2,777	184,532
SunEdison Semiconductor Ltd. (a)(b)	7,086	48,397
Win Semiconductors Corp. (b)	41,247	66,549
		5,270,104

Software & Services – 9.59%
Accenture PLC (b)	4,252	426,305
Activision Blizzard, Inc.	4,349	137,733
Adobe Systems, Inc. (a)	1,753	149,268
Akamai Technologies, Inc. (a)	5,044	272,225
Alibaba Group Holdings Ltd. – ADR (a)(c)	4,454	306,480
Alliance Data Systems Corp. (a)	2,839	596,559
Alphabet, Inc. – Class A (a)	222	159,223

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86% (Continued)

Software & Services – 9.59% (Continued)
Alphabet, Inc. – Class C (a)	617	$430,524
Automatic Data Processing, Inc. (c)	7,568	640,934
Benefitfocus, Inc. (a)	6,499	204,004
Cardtronics, Inc. (a)	10,670	359,792
Cognizant Technology Solutions Corp. – Class A (a)	5,071	288,946
comScore, Inc. (a)	9,900	407,385
CoStar Group, Inc. (a)	1,550	274,443
Demandware, Inc. (a)	982	34,066
eBay, Inc. (a)	4,282	101,912
EPAM Systems, Inc. (a)	3,637	248,698
EVERTEC, Inc. (b)	12,115	144,168
ExlService Holdings, Inc. (a)(c)	21,587	1,016,532
Facebook, Inc. – Class A (a)	2,408	257,463
Gartner, Inc. (a)(c)	743	61,223
Genpact Ltd. (a)(b)	35,578	940,326
Global Payments, Inc. (c)	10,968	668,500
Guidewire Software, Inc. (a)(c)	1,066	52,479
Heartland Payment Systems, Inc. (c)	15,477	1,447,409
HubSpot, Inc. (a)	2,043	85,111
Intuit, Inc.	1,957	189,124
Marketo, Inc. (a)	3,464	58,438
MasterCard, Inc. – Class A	1,955	169,929
Microsoft Corp.	5,510	280,349
Mobileye NV (a)(b)	3,375	109,552
Paylocity Holding Corp. (a)(c)	2,603	77,101
PayPal Holdings, Inc. (a)(c)	12,179	464,507
Red Hat, Inc. (a)	1,074	70,186
salesforce.com, Inc. (a)	2,699	182,857
ServiceNow, Inc. (a)	736	40,473
Solera Holdings, Inc. (c)	10,436	581,285
SS&C Technologies Holdings, Inc. (c)	1,715	99,967
Syntel, Inc. (a)	2,408	110,094
Tencent Holdings Ltd. (b)	4,439	81,223
Vantiv, Inc. (a)	8,238	428,705
Verint Systems, Inc. (a)(c)	6,948	246,862
VeriSign, Inc. (a)	2,187	184,780
Visa, Inc.	7,399	535,614
WEX, Inc. (a)(c)	7,820	510,646
Workday, Inc. (a)	358	21,641
Worldpay Group PLC (a)(b)(e)	18,291	73,036
Zillow Group, Inc. – Class A (a)	1,320	30,558
Zillow Group, Inc. – Class C (a)	1,347	29,095
		14,287,730

Technology Hardware & Equipment – 3.41%
Arista Networks, Inc. (a)	4,877	334,270
Ciena Corp. (a)	9,764	200,162

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 72.86% (Continued)

Technology Hardware & Equipment – 3.41% (Continued)
EMC Corp. (c)	64,563	$1,687,031
Nimble Storage, Inc. (a)	3,373	24,421
Palo Alto Networks, Inc. (a)	1,045	151,306
Pure Storage, Inc. – Class A (a)	13,582	195,309
Ruckus Wireless, Inc. (a)	8,227	79,637
SanDisk Corp. (a)(c)	25,712	1,857,949
VeriFone Systems, Inc. (a)(c)	22,842	545,695
		5,075,780

Telecommunication Services – 0.15%
NTT DOCOMO, Inc. (b)	9,800	228,112

Transportation – 2.67%
American Airlines Group, Inc.	8,567	351,247
Avis Budget Group, Inc. (a)(c)	6,758	173,275
Delta Air Lines, Inc.	12,085	582,980
Hertz Global Holdings, Inc. (a)	29,161	247,869
Irish Continental Group PLC (b)	87,205	445,362
Japan Airlines Co. Ltd. (b)(c)	20,600	737,100
Ryder System, Inc.	6,403	363,178
Southwest Airlines Co.	4,411	185,041
Union Pacific Corp.	1,484	117,028
United Continental Holdings, Inc. (a)	4,498	257,556
XPO Logistics, Inc. (a)	20,939	518,450
		3,979,086

Utilities – 0.93%
Pepco Holdings, Inc. (c)	53,023	1,388,142
TOTAL COMMON STOCKS (Cost $111,518,396)		108,540,229

	Principal
	Amount

CONVERTIBLE BONDS – 0.08%
Emera, Inc.
4.000%, 09/29/2025 (b)	$410,000	114,849
TOTAL CONVERTIBLE BONDS (Cost $111,331)		114,849

CORPORATE BONDS – 4.36%
Allied Irish Banks PLC
7.375%, 12/29/2049 (b)(f)	800,000	722,697
DNO ASA
8.750%, 06/18/2020 (b)(e)	800,000	494,000
FMG Resources August 2006 Pty Ltd. – ADR
9.750%, 03/01/2022 (e)	1,000,000	945,000
Frontier Communications Corp.
11.000%, 09/15/2025 (e)	172,000	172,860

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.36% (Continued)
Genel Energy Finance PLC
7.50%, 05/14/2019 (b)(c)	$1,000,000	$578,750
Glencore Canada Financial Corp.
7.375%, 05/27/2020 (b)	200,000	269,548
Gulf Keystone Petroleum Ltd.
13.000%, 04/18/2017 (b)	800,000	388,000
13.000%, 04/18/2017 (b)(e)	600,000	291,000
Halliburton Co.
2.700%, 11/15/2020	228,000	223,977
Novo Banco SA
3.500%, 01/02/2043 (b)	400,000	236,014
3.500%, 02/19/2043 (b)	100,000	60,150
3.500%, 03/18/2043 (b)	300,000	176,559
Production Resource Group, Inc.
8.875%, 05/01/2019	804,000	554,760
Raiffeisen Bank International AG
4.500%, 02/21/2025 (b)(f)	600,000	523,809
Scientific Games International Inc.
6.625%, 05/15/2021	445,000	242,525
Sprint Capital Corp.
8.750%, 03/15/2032	302,000	234,050
The Manitowoc Co., Inc.
5.875%, 10/15/2022	205,000	226,330
Time Warner Cable, Inc.
5.875%, 11/15/2040	151,000	140,906
WMIH Corp.
13.000%, 03/19/2030 (f)	16,477	15,818
TOTAL CORPORATE BONDS (Cost $7,197,390)		6,496,753

FOREIGN GOVERNMENT NOTES/BONDS – 0.25%
Hellenic Republic Government Bond
3.000%, 02/24/2028 (b)(f)	300,000	186,448
3.000%, 02/24/2029 (b)(f)	300,000	183,596
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $298,946)		370,044

	Contracts

PURCHASED OPTIONS – 0.02%

Call Options – 0.02%
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: March 2016, Exercise Price $78.00	77	14,630
Expiration: March 2016, Exercise Price $78.50	51	5,865
Mylan NV
Expiration: April 2016, Exercise Price $51.00 (b)	6	213
Expiration: July 2016, Exercise Price $50.00 (b)	10	2,455
Office Depot, Inc.
Expiration: April 2016, Exercise Price $7.00	395	7,900
TOTAL PURCHASED OPTIONS (Cost $37,738)		31,063

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 2.71%

Real Estate – 2.71%
AEON REIT Investment Corp. (b)	40	$45,402
American Residential Properties, Inc.	24,286	385,904
Great Ajax Corp. (d)	51,391	510,827
Invesco Office J-Reit, Inc. (b)	239	220,333
Kenedix Retail REIT Corp. (b)	360	883,476
LaSalle Logiport REIT (b)	830	772,915
NIPPON REIT Investment Corp. (b)	493	1,213,083
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,954,321)		4,031,940

RIGHTS – 0.01%
Dyax Corp. (a)(d)	11,993	13,312
TOTAL RIGHTS (Cost $0)		13,312

MONEY MARKET FUNDS – 12.55%

Money Market Fund – 12.55%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.210% (f)	18,705,082	18,705,082
TOTAL MONEY MARKET FUNDS (Cost $18,705,082)		18,705,082
Total Investments (Cost $141,823,204) – 92.84%		138,303,272
Other Assets in Excess of Liabilities – 7.16%		10,663,099
TOTAL NET ASSETS – 100.00%		$148,966,371

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for forwards, futures, securities sold short, swap contracts and written options.
(d)	Securities are deemed to be illiquid. The value of the securities is $2,323,010, which represents 1.56% of net assets.
(e)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 denotes a security is either fully or partially restricted to resale. Such securities are deemed to be liquid and the aggregate value of $1,975,896 represents 1.33% of net assets.

(f)	Variable rate security. The rate shown is as of February 29, 2016.
ADR – American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by William Blair & Company.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short

February 29, 2016 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT

EQUITIES
Acom Co. Ltd. (a)	(81,200)	$(361,773)
Activia Properties, Inc. (a)(b)	(100)	(537,140)
Aetna, Inc.	(6,538)	(710,223)
American Homes 4 Rent – Class A (b)	(27,565)	(385,910)
ANA Holdings, Inc. (a)	(124,000)	(350,720)
Bank Of The Ozarks, Inc.	(17,764)	(672,190)
BankUnited, Inc.	(18,168)	(583,556)
BHP Billiton Ltd. (a)	(50,365)	(567,890)
Brookfield Asset Management, Inc. – Class A (a)	(10,093)	(309,451)
C1 Financial, Inc.	(9,285)	(208,448)
Centene Corp.	(20,907)	(1,190,864)
Cerner Corp.	(3,118)	(159,205)
Charter Communications, Inc. – Class A	(4,271)	(766,900)
Chevron Corp.	(5,200)	(433,888)
Commonwealth Bank of Australia (a)	(8,845)	(441,252)
Consumer Discretionary Select Sector SPDR Fund (c)	(4,406)	(327,983)
Consumer Staples Select Sector SPDR Fund (c)	(15,219)	(774,951)
Det Norske Oljeselskap ASA (a)	(23,556)	(164,816)
Discovery Communications, Inc. – Class A	(2,456)	(61,400)
Eisai Co. Ltd. (a)	(4,000)	(246,549)
Emera, Inc. (a)	(9,798)	(326,166)
Express Scripts Holdings Co.	(953)	(67,072)
Exxon Mobil Corp.	(16,000)	(1,282,400)
First Republic Bank	(5,047)	(310,592)
Gaming & Leisure Properties, Inc. (b)	(2,765)	(72,415)
Global Payments, Inc.	(2,900)	(176,755)
Health Care Select Sector SPDR Fund (c)	(25,116)	(1,662,678)
Home BancShares, Inc.	(11,103)	(438,791)
IDEXX Laboratories, Inc.	(3,509)	(256,718)
Interval Leisure Group, Inc.	(3,825)	(49,534)
Investors Bancorp, Inc.	(32,278)	(365,387)
iShares Core S&P Small-Cap ETF (c)	(5,832)	(609,211)
iShares MSCI Australia ETF (c)	(25,000)	(432,000)
iShares MSCI Brazil Capped ETF (c)	(3,367)	(68,990)
iShares MSCI Emerging Markets ETF (c)	(3,846)	(116,572)
iShares MSCI Hong Kong ETF (c)	(50,776)	(918,538)
iShares MSCI Japan ETF (c)	(22,200)	(241,758)
iShares MSCI Taiwan ETF (c)	(44,040)	(565,474)
iShares North American Tech-Software ETF (c)	(1,978)	(183,816)
iShares PHLX Semiconductor ETF (c)	(3,126)	(264,053)
iShares Russell 2000 ETF (c)	(5,821)	(598,108)
iShares Russell 2000 Growth ETF (c)	(7,949)	(981,463)
iShares Russell Mid-Cap Growth ETF (c)	(2,911)	(251,307)
iShares S&P Small-Cap 600 Growth ETF (c)	(2,063)	(240,051)
iShares Transportation Average ETF (c)	(3,290)	(434,181)
iShares U.S. Real Estate ETF (c)	(1,069)	(76,401)
iShares US Consumer Goods ETF (c)	(3,825)	(409,237)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short (Continued)

February 29, 2016 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (Continued)

EQUITIES (Continued)
iShares US Technology ETF (c)	(2,603)	$(259,597)
Johnson Controls, Inc.	(15,676)	(571,547)
Kintetsu Group Holdings Co. Ltd. (a)	(189,000)	(810,203)
Lam Research Corp.	(5,070)	(371,631)
Lifepoint Health, Inc.	(4,401)	(274,446)
LPL Financial Holdings Inc	(6,056)	(122,513)
Marriott International, Inc.	(8,326)	(567,417)
Mobile Mini, Inc.	(10,035)	(288,406)
Newell Rubbermaid, Inc.	(18,124)	(688,893)
Nexstar Broadcasting Group, Inc. – Class A	(4,493)	(200,747)
Nielsen Holdings PLC (a)	(6,991)	(351,927)
Nippon Building Fund, Inc. (a)(b)	(105)	(622,749)
Northstar Rlty Fin Corp. (b)	(40,374)	(504,271)
Paychex, Inc.	(3,440)	(176,782)
Powershares Dynamic Media Portfolio (c)	(14,083)	(323,487)
PowerShares Dynamic Retail Portfolio (c)	(9,184)	(321,716)
Powershares QQQ Trust Series 1 (c)	(9,957)	(1,020,593)
PureFunds ISE Cyber Security ETF (c)	(22,291)	(491,739)
Schlumberger Ltd. (a)	(7,842)	(562,428)
Scripps Networks Interactive Inc. – Class A	(3,090)	(183,052)
Shire PLC (a)	(5,004)	(781,174)
Signature Bank	(3,028)	(392,277)
SPDR S&P 500 ETF Trust (c)	(37,242)	(7,208,561)
SPDR S&P Biotech ETF (c)	(9,852)	(471,911)
SPDR S&P Oil & Gas Exploration & Production ETF (c)	(58,478)	(1,438,559)
SPDR S&P Retail ETF (c)	(11,841)	(512,952)
SPDR S&P Transportation ETF (c)	(10,774)	(455,821)
Staples, Inc.	(4,288)	(40,522)
Sysco Corp.	(8,604)	(379,694)
TEDO Energy, Inc.	(2,734)	(75,103)
The Hain Celestial Group, Inc.	(2,848)	(105,291)
The Kroger Co.	(9,398)	(375,074)
The Priceline Group, Inc.	(89)	(112,604)
Twenty-First Century Fox, Inc.	(2,196)	(59,336)
Vale SA (a)	(80,000)	(235,200)
Vanguard Consumer Staples ETF (c)	(4,532)	(587,302)
Vanguard Small-Cap Growth ETF (c)	(2,672)	(295,496)
VMware, Inc.	(2,557)	(129,103)
Walgreens Boots Alliance, Inc.	(3,800)	(299,972)
Washington Federal, Inc.	(9,355)	(198,232)
Waste Connections, Inc.	(7,475)	(460,983)
Western Digital Corp.	(4,651)	(202,458)
Woodside Petroleum Ltd. (a)	(28,000)	(503,150)
TOTAL EQUITIES (Proceeds $46,827,654)		(44,689,696)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Securities Sold Short (Continued)

February 29, 2016 (Unaudited)

	Principal
	Amount	Value
SECURITIES SOLD SHORT (Continued)

BONDS
Pinnacle Entertainment, Inc.
6.375%, 08/01/2021	$(228,000)	$(243,105)
The Hertz Corp.
6.250%, 10/15/2022	(107,000)	(102,319)
TOTAL BONDS (Proceeds $347,273)		(345,424)
TOTAL SECURITIES SOLD SHORT (Proceeds $47,174,927)		$(45,035,120)

(a)	Foreign issued security.
(b)	Real estate investment trusts.
(c)	Exchange-traded fund.

Schedule of Options Written

February 29, 2016 (Unaudited)

	Contracts	Value
CALL OPTIONS
Office Depot, Inc.
Expiration: April 2016, Exercise Price $10.00	(395)	$(1,975)
TOTAL OPTIONS WRITTEN (Premiums Received $4,930)		$(1,975)

Schedule of Open Futures Contracts

February 29, 2016 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
S&P 500 E-mini Future	(12)	$(1,157,700)	Mar-16	$88,800
TOTAL FUTURES CONTRACTS SOLD		$(1,157,700)		$88,800

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Open Forward Currency Contracts

February 29, 2016 (Unaudited)
Purchase Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Feb. 29,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2016	Delivered	Date	(Depreciation)
Deutsche Bank
& JPMorgan	623,000	5/16/16	Euro	679,393	U.S. Dollar	694,657	$(15,264)
Morgan Stanley			Japanese
& Co,. Inc.	195,000,000	4/28/16	Yen	1,732,609	U.S. Dollar	1,715,634	16,975
TOTAL PURCHASE CONTRACTS							$1,711

Sale Contracts:
				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Feb. 29,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2016	Delivered	Date	(Depreciation)
Morgan Stanley & Co,. Inc.					Australian
	(1,300,000)	4/28/16	U.S. Dollar	(925,349)	Dollar	(890,109)	$(35,240)
Morgan Stanley & Co,. Inc.					British
	(300,000)	4/28/16	U.S. Dollar	(417,640)	Pound	(425,564)	7,924
Morgan Stanley & Co,. Inc.					Canadian
	(154,000)	7/15/16	U.S. Dollar	(113,854)	Dollar	(111,007)	(2,846)
Morgan Stanley & Co,. Inc.	(5,200,000)	4/28/16	U.S. Dollar	(5,667,131)	Euro	(5,685,836)	18,705
Morgan Stanley & Co,. Inc.	(350,000)	5/2/16	U.S. Dollar	(381,493)	Euro	(383,730)	2,237
Deutsche Bank	(623,000)	5/16/16	U.S. Dollar	(679,393)	Euro	(671,700)	(7,693)
Morgan Stanley & Co,. Inc.					Japanese
	(1,220,000,000)	4/28/16	U.S. Dollar	(10,839,912)	Yen	(10,473,451)	(366,461)
Morgan Stanley & Co,. Inc.					Malaysian
	(1,000,000)	4/28/16	U.S. Dollar	(236,744)	Ringgit	(227,195)	(9,549)
Morgan Stanley & Co,. Inc.					Norwegian
	(9,700,000)	4/28/16	U.S. Dollar	(1,114,214)	Krone	(1,097,055)	(17,159)
Morgan Stanley & Co,. Inc.					Singapore
	(850,000)	4/28/16	U.S. Dollar	(603,637)	Dollar	(589,390)	(14,247)
TOTAL SALES CONTRACTS							$(424,329)

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Schedule of Total Return Swaps

February 29, 2016 (Unaudited)

	Pay/
	Receive
	Total					U.S. $
	Return on			U.S. $		Unrealized
	Reference	Financing	Termination	Notional	Number	Appreciation
Reference Entity (a)	Entity	Rate	Date	Amount	of Units	(Depreciation)
Aetna, Inc.	Receive	-0.080%	11/11/2016	(136,439)	(1,256)	$(2,487)
AGL Resources, Inc.	Pay	1.039%	11/11/2016	1,214,256	18,782	(4,132)
Asciano Ltd.	Pay	2.645%	02/20/2017	205,848	32,578	(5,551)
Baker Hughes, Inc.	Pay	1.039%	11/11/2016	423,727	9,884	9,489
Ball Corporation	Receive	0.005%	01/06/2017	(461,689)	(6,971)	4,671
BHP Billiton PLC	Pay	0.709%	11/11/2016	251,462	25,000	5,143
Cameron International Corp.	Pay	1.039%	11/11/2016	323,866	4,940	(1,037)
Charter Communications,
Inc. – Class A	Receive	-2.810%	11/11/2016	(435,972)	(2,428)	(9,154)
Delhaize Group	Pay	0.388%	11/14/2016	261,816	2,589	(1,735)
Diebold, Inc.	Receive	-0.677%	02/22/2018	(59,221)	(2,386)	(1,145)
Glencore PLC	Receive	0.105%	11/11/2016	(422,220)	(230,000)	(118,873)
Halliburton Co.	Receive	-0.080%	11/11/2016	(357,307)	(11,069)	1,992
Home Retail Group PLC	Pay	1.158%	11/14/2016	297,366	121,528	526
Humana, Inc.	Pay	1.039%	11/11/2016	796,365	4,500	21,060
Immofinanz AG	Pay	0.423%	01/25/2018	325,426	160,000	20,609
Japan Airlines Co. Ltd.	Pay	0.299%	12/18/2017	357,815	10,000	9,264
Kabel Deutschland Holding AG	Pay	0.388%	11/14/2016	185,618	1,500	(3,431)
Keurig Green Mountain, Inc.	Pay	1.039%	11/11/2016	919,400	10,000	500
Koninklijke Ahold NV	Receive	-0.568%	11/14/2016	(269,273)	(12,297)	1,979
Meda AB – A Shares	Pay	0.097%	02/12/2018	759,044	42,854	(13,269)
Mylan NV	Receive	-0.450%	02/12/2018	(89,194)	(1,979)	2,962
Rexam PLC	Pay	1.158%	11/14/2016	1,291,969	152,583	(1,487)
Royal Bank of Scotland Group	Pay	1.159%	11/11/2016	232,425	75,000	(123,887)
SABmiller PLC	Pay	1.158%	11/14/2016	2,162,593	37,367	(16,649)
Schlumberger Ltd.	Receive	-0.080%	11/11/2016	(253,674)	(3,537)	1,733
Telecom Italia SPA	Receive	-0.500%	11/14/2016	(709,775)	(730,445)	18,729
Telecom Italia-RSP	Pay	0.388%	11/14/2016	589,999	764,882	(19,353)
Time Warner Cable, Inc.	Pay	1.039%	11/11/2016	2,802,588	14,684	14,684
TNT Express NV	Pay	0.388%	11/14/2016	1,189,348	139,072	(15,347)
Toyo Tire & Rubber Co. Ltd.	Pay	0.299%	12/18/2017	424,640	28,000	(6,339)
USG PEOPLE NV	Pay	0.388%	11/14/2016	721,526	38,697	(14,089)
Wincor Nixdorf AG	Pay	0.388%	11/14/2016	278,938	5,500	(486)
TOTAL NET UNREALIZED APPRECIATION (DEPRECIATION) ON TOTAL RETURN SWAPS						$(245,110)

(a)	Morgan Stanley & Co., Inc. is the counterparty for these open total return swaps.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

ASSETS
Investments, at value (cost $141,823,204)	$138,303,272
Cash	930,686
Foreign Currency, at value (cost $2,304,043)	2,283,632
Receivables:
Investments sold	4,057,484
Fund shares sold	194,500
Swap Contracts	50,760
Dividends and interest	381,257
Swap dividend and interest receivable	796
Unrealized appreciation on open swap contracts	113,341
Unrealized appreciation on forward currency contracts	45,841
Deposits at brokers for derivative instruments(1)	57,665,774
Other assets	38,937
TOTAL ASSETS	204,066,280

LIABILITIES
Written options, at value (premiums received $4,930)	1,975
Securities sold short, at value (proceeds received $47,174,927)	45,035,120
Payables:
Investments purchased	8,833,419
Fund shares redeemed	50,000
Due to custodian	1,255
To affiliates	65,938
To distributor	429
To adviser	172,355
Dividends and interest on short positions	80,247
Unrealized depreciation on open swap contracts	358,451
Unrealized depreciation on forward currency contracts	468,459
Accrued expenses and other liabilities	32,261
TOTAL LIABILITIES	55,099,909
NET ASSETS	$148,966,371

Net assets consist of:
Paid-in capital	164,597,808
Accumulated net investment loss	(818,328)
Accumulated Undistributed net realized loss	(13,235,611)
Net unrealized appreciation (depreciation) on:
Investments in securities	(3,513,257)
Futures contracts	88,800
Swap contracts	(245,110)
Forward currency contracts	(422,618)
Securities sold short	2,139,807
Foreign currency translation	378,600
Purchased options	(6,675)
Written options	2,955
NET ASSETS	$148,966,371

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Assets and Liabilities (Continued)

February 29, 2016 (Unaudited)

Class I
Net assets	$2,629,378
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	287,543
Net asset value, minimum offering, and redemption price per share	$9.14
Institutional Class
Net assets	$145,973,721
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	15,964,252
Net asset value, offering, and redemption price per share	$9.14
Class N
Net assets	$363,272
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	39,835
Net asset value, offering, and redemption price per share	$9.12

(1)	Serves as collateral for securities sold short and derivative instruments including forwards, futures, swaps and options.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliate issuers	$89,666
Dividend income from unaffiliated issuers(1)	373,728
Interest income	537,082
TOTAL INVESTMENT INCOME	1,000,476
EXPENSES
Management fees	1,268,852
Dividend expense	429,130
Administration and accounting fees	64,782
Custody fees	28,624
Transfer agent fees and expenses	25,224
Pricing fees	23,579
Federal and state registration fees	23,466
Legal fees	18,002
Chief Compliance Officer fees	16,018
Audit and tax fees	15,465
Interest expense	8,541
Reports to shareholders	3,818
Trustees’ fees	2,439
Distribution fees – Class N	477
Other expenses	10,409
TOTAL EXPENSES	1,938,826
Less waivers and reimbursement by Adviser (Note 4)	(37,177)
Less fees waived by Adviser (Note 6)	(36,043)
NET EXPENSES	1,865,606
NET INVESTMENT LOSS	(865,130)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments in affiliated issuers	(1,910,507)
Investments in unaffiliated issuers	(12,233,161)
Futures contracts	(49,990)
Swap contracts	380,252
Forward currency contracts	(122,375)
Securities sold short	1,147,034
Foreign currency translation	333,105
Purchased options	70,686
Written options	49,372
(12,335,584)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	1,341,628
Investments in unaffiliated issuers	(2,697,754)
Futures contracts	88,800
Swap contracts	(347,526)
Forward currency contracts	(367,834)
Securities sold short	866,785
Foreign currency translation	464,290
Purchased options	(66,622)
Written options	(9,823)
(728,056)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(13,063,640)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(13,928,770)

(1)	Net of $14,670 in foreign withholding taxes and issuance fees.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Statement of Changes in Net Assets

	Six Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015(1)
FROM OPERATIONS
Net investment loss	$(865,130)	$(1,252,206)
Net realized gain (loss) on:
Investments in affiliated issuers	(1,910,507)	—
Investments in unaffiliated issuers	(12,233,161)	2,883,749
Futures contracts	(49,990)	6,846
Swap contracts	380,252	58,287
Forward contracts	(122,375)	804,911
Securities sold short	1,147,034	(95,543)
Foreign currency translation	333,105	358,275
Purchased options	70,686	(3,243)
Written options	49,372	(11,621)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	1,341,628	(1,341,628)
Investments in unaffiliated issuers	(2,697,754)	(815,503)
Future contracts	88,800	—
Swap contracts	(347,526)	102,416
Forward contracts	(367,834)	(54,784)
Securities sold short	866,785	1,273,022
Foreign currency translation	464,290	(85,690)
Purchased options	(66,622)	59,947
Written options	(9,823)	12,778
Net increase (decrease) in net assets from operations	(13,928,770)	1,900,013

FROM DISTRIBUTIONS
Net realized gain on investments – Class I	(68,024)	(2,223)
Net realized gain on investments – Institutional Class	(3,266,004)	(257,388)
Net realized gain on investments – Class N	(8,617)	(424)
Net decrease in net assets resulting from distributions paid	(3,342,645)	(260,035)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Class I	9,652	3,708,554
Net asset value of shares issued to shareholders
in payment of distributions declared – Class I	22,339	1,983
Payments for shares redeemed – Class I	(469,644)	(234,353)
Proceeds from shares sold – Institutional Class	11,621,500	172,407,935
Net asset value of shares issued to shareholders
in payment of distributions declared – Institutional Class	1,477,025	112,779
Payments for shares redeemed – Institutional Class	(14,108,733)	(10,359,464)
Proceeds from shares sold – Class N	35,465	400,148
Net asset value of shares issued to shareholders
in payment of distributions declared – Class N	6,532	214
Payments for shares redeemed – Class N	(20,175)	(13,949)
Net decrease in net assets from capital share transactions	(1,426,039)	166,023,847
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,697,454)	167,663,825

NET ASSETS:
Beginning of Period	167,663,825	—
End of Period	$148,966,371	$167,663,825
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(818,328)	$46,802

(1)	The Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Class I

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015(1)
Net Asset Value, Beginning of Period	$10.22	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.05)	(0.11)
Net realized and unrealized gain on investments and foreign currency	(0.82)	0.35
Total from investment operations	(0.87)	0.24

Less distributions paid:
From net investment income	—	(0.02)
From net realized gain on investments	(0.21)	—
Total distributions paid	(0.21)	(0.02)

Net Asset Value, End of Period	$9.14	$10.22

Total Return(3)(4)	(8.68)%	2.44%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,629	$3,422

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.44%	2.46%
Excluding dividend and interest expense on short positions	1.89%	2.01%

After waivers and reimbursements or recoupment of expenses	2.35%	2.25%
Excluding dividend and interest expense on short positions	1.80%	1.80%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(5)(6)	(1.18)%	(1.47)%
After waivers and reimbursements or recoupment of expenses	(1.09)%	(1.26)%

Portfolio turnover rate(4)(7)	120.47%	141.80%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015(1)
Net Asset Value, Beginning of Period	$10.22	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.05)	(0.09)
Net realized and unrealized gain on investments and foreign currency	(0.82)	0.33
Total from investment operations	(0.87)	0.24

Less distributions paid:
From net investment income	—	(0.02)
From net realized gain on investments	(0.21)	—
Total distributions paid	(0.21)	(0.02)

Net Asset Value, End of Period	$9.14	$10.22

Total Return(3)(4)	(8.68)%	2.44%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$145,974	$163,856

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.44%	2.45%
Excluding dividend and interest expense on short positions	1.89%	2.00%

After waivers and reimbursements or recoupment of expenses	2.35%	2.25%
Excluding dividend and interest expense on short positions	1.80%	1.80%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.18)%	(1.27)%
After waivers and reimbursements or recoupment of expenses	(1.09)%	(1.07)%

Portfolio turnover rate(4)(7)	120.47%	141.80%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund

Financial Highlights – Class N

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015(1)
Net Asset Value, Beginning of Period	$10.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.06)	(0.11)
Net realized and unrealized gain on investments and foreign currency	(0.81)	0.33
Total from investment operations	(0.87)	0.22

Less distributions paid:
From net investment income	—	(0.02)
From net realized gain on investments	(0.21)	—
Total distributions paid	(0.21)	(0.02)

Net Asset Value, End of Period	$9.12	$10.20

Total Return(3)(4)	(8.79)%	2.21%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$363	$386

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.69%	2.70%
Excluding dividend and interest expense on short positions	2.14%	2.25%

After waivers and reimbursements or recoupment of expenses	2.60%	2.50%
Excluding dividend and interest expense on short positions	2.05%	2.05%

Ratio of net investment income (loss) to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.42)%	(1.53)%
After waivers and reimbursements or recoupment of expenses	(1.33)%	(1.33)%

Portfolio turnover rate(4)(7)	120.47%	141.80%

(1)	The Fund commenced operations on November 7, 2014, although the Fund did not incur expenses until November 11, 2014.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratio include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

William Blair Directional Multialternative Fund
Notes to Financial Statements
February 29, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The William Blair Directional Multialternative Fund (the “Fund”) represents a distinct series with its own investment objective and policies within the Trust.  The investment objective of the Fund is that it seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund commenced operations on November 7, 2014.  Class N shares are subject to a 0.25% Rule 12b-1 distribution fee.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser or a Sub-Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges the Trust has selected Interactive Data’s Fair Value Pricing Service to provide pricing data with respect to foreign security holdings held by the Fund.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges.  The Fund utilizes a confidence interval when determining the use of the prices provided by the Fair Value Pricing Service.  The confidence interval is a measure of

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists.  The Fair Value Pricing Service provided the confidence interval for each security for which it provides a price.  If the price provided by the Fair Value Pricing Service falls within the confidence interval the Fund will value the particular security at that price.  If the price provided by the Fair Value Pricing Service does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there are no transactions on such day, at the mean between the bid and asked prices.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.  Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs.  If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers.  In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2016:

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Common Stocks	$96,437,655	$12,102,574	$—	$108,540,229
Convertible Bonds	—	114,849	—	114,849
Corporate Bonds	—	6,496,753	—	6,496,753
Foreign Government Notes/Bonds	—	370,044	—	370,044
Purchased Options	28,395	2,668	—	31,063
Real Estate Investment Trusts	1,669,646	2,362,294	—	4,031,940
Rights	—	13,312	—	13,312
Short-Term Investments	18,705,082	—	—	18,705,082
Total Assets	$116,840,778	$21,462,494	$—	$138,303,272
Liabilities:
Securities Sold Short
Common Stock	$(16,266,901)	$(3,446,353)	$—	$(19,713,254)
Corporate Bonds	—	(345,424)	—	(345,424)
Exchange-Traded Funds	(22,222,790)	(321,716)	—	(22,544,506)
Real Estate Investment Trusts	(1,272,047)	(1,159,889)	—	(2,431,936)
Total Securities Sold Short	(39,761,738)	(5,273,382)	—	(45,035,120)
Written Options	(1,975)	—	—	(1,975)
Total Liabilities	$(39,763,713)	$(5,273,382)	$—	$(45,037,095)
Other Financial Instruments(2)
Forwards	$—	$(422,618)	$—	$(422,618)
Futures	88,800	—	—	88,800
Swaps	—	(245,110)	—	(245,110)
Total Other Financial Instruments	$88,800	$(667,728)	$—	$(578,928)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are futures contracts, swap contracts and forward currency contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

(3)
The Fund measures Level 3 security as of the beginning and end of each financial reporting period.  For the period ended February 29, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended February 29, 2016. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Transfers into Level 1	$—
Transfers out of Level 1	(1,026,972)
Net transfer in and/or out of Level 1	$(1,026,972)
Transfers into Level 2	$1,026,972
Transfers out of Level 2	—
Net transfer in and/or out of Level 2	$1,026,972

Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using a systematic fair value model.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 29, 2016 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not
accounted for as	Statement of Assets &		Statement of Assets &
hedging instruments	Liabilities Location	Value	Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$31,063	Written options, at value	$1,975
Equity Contracts – Futures	Net assets –		Net assets –
	Unrealized appreciation*	88,800	Unrealized depreciation*	—
Foreign Exchange	Unrealized appreciation on		Unrealized depreciation on
Contracts – Forwards	forward currency contracts	45,841	forward currency contracts	468,459
Equity Contracts – Swaps	Unrealized appreciation		Unrealized depreciation
	on open swap contracts	113,341	on open swap contracts	358,451
Total		$279,045		$828,885

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as represented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the six months ended February 29, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Equity Contracts	$70,686	$49,372	$32,781	$380,252	$—	$533,091
Foreign Exchange Contracts	—	—	—	—	(122,375)	(122,375)
Interest Rate Contracts	—	—	(82,771)	—	—	(82,771)
Total	$70,686	$49,372	$(49,990)	$380,252	$(122,375)	$327,945

	Change in Unrealized Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Equity Contracts	$(66,622)	$(9,823)	$88,800	$(347,526)	$—	$(335,171)
Foreign Exchange Contracts	—	—	—	—	(367,834)	(367,834)
Total	$(66,622)	$(9,823)	$88,800	$(347,526)	$(367,834)	$(703,005)

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties.  The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

The following tables represent the offsetting assets and liabilities as of February 29, 2016:

Assets:
		Gross	Net Amounts
		Amounts	Presented
	Gross	Offset in the	in the		Cash &	Net
	Amounts of	Statement of	Statement	Derivatives	Securities	Amount of
	Recognized	Assets and	of Assets	Available	Collateral	Derivative
	Assets	Liabilities	and Liabilities	for Offset	Received	Asset
Forward Contracts	$45,841	$—	$45,841	$(45,841)	$—	$—
Futures Contracts	88,800	—	88,800	—	—	88,800
Total Return Swap Contracts	113,341	—	113,341	(113,341)	—	—
	$247,982	$—	$247,982	$(159,182)	$—	$88,800
Liabilities:
		Gross	Net Amounts
		Amounts	Presented
	Gross	Offset in the	in the		Cash &	Net
	Amounts of	Statement of	Statement	Derivatives	Securities	Amount of
	Recognized	Assets and	of Assets	Available	Collateral	Derivative
	Liabilities	Liabilities	and Liabilities	for Offset	Pledged	Liability
Description
Forward Contracts	$468,459	$—	$468,459	$(45,841)	$(422,618)	$—
Total Return Swap Contracts	358,451	—	358,451	(113,341)	—	245,110
Written Option	1,975	—	1,975	—	(1,975)	—
	$828,885	$—	$828,884	$(159,182)	$(424,593)	$245,110

Options

The Fund is subject to equity price risk and foreign currency fluctuations in the normal course of pursuing its investment objective.  The Fund enters into written call options for speculative purposes and to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.  The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.  In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

option expires unexercised.  The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the year ended February 29, 2016 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	22	$11,035
Options written	628	38,322
Options exercised	(38)	(13,551)
Options expired	(217)	(30,876)
Outstanding, end of period	395	$4,930

	Contracts	Premiums
Put Options
Outstanding, beginning of period	64	$9,583
Options written	604	15,952
Options terminated in closing transactions	(33)	(4,941)
Options exercised	(251)	(2,173)
Options expired	(384)	(18,421)
Outstanding, end of period	—	$—

As of February 29, 2016, the fair value of long positions which served as collateral for call options written was $2,582.

Transactions in purchased options during the period ended February 29, 2016 were as follows:

Contracts
Outstanding, beginning of period	161
Options purchased	1,581
Options terminated in closing transactions	(652)
Options expired	(551)
Outstanding, end of period	539

Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the obligations for futures contracts or the market value of the instrument underlying the contract.  The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets, with a value marked-to-market daily, sufficient to cover its potential obligations.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$—	$22,114,225
Short	$3,824,603	$22,159,221

Swap Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and volatility risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes to manage these risks.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss until contracts are closed or payments are received/paid and recognized as income.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  At February 29, 2016, the Fund did not have any deposits with brokers to serve as collateral for swap contracts.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed.  In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers.  Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations.  In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss.

For the period ended February 29, 2016, the Fund recorded net realized gain of $380,252 resulting from swap activity.  The average monthly notional amount of swaps during the period was $21,695,889 for long positions and $5,460,928 for short positions.

(d) Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such amounts are recorded on the ex-dividend date as dividend or interest expense.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2a above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At February 29, 2016, the Fund had deposits with brokers which

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

served as collateral for derivative instruments and securities sold short and unencumbered cash. The Fund’s deposit with a broker for securities sold short is with Morgan Stanley.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended August 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended August 31, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

(f) Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(i) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 distribution and service fees are expensed at 0.25% of average daily net assets of the Class N shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(j) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for best tax relief order.  Dividend income and expense, less net foreign withholding tax, are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Payments received on securities in default are recorded as return of capital.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

(3)	Federal Tax Matters
The tax character of distributions paid during the year ended August 31, 2015:

August 31, 2015

Ordinary Income	$260,035
As of August 31, 2015, the components of accumulated earnings on a tax basis were as follows:
Cost basis of investments for federal income tax purposes	$158,647,381
Gross tax unrealized appreciation	5,866,395
Gross tax unrealized depreciation	(8,501,189)
Net tax unrealized depreciation	(2,634,794)
Undistributed ordinary income	3,307,143
Undistributed long-term capital gain	34,661
Total distributable earnings	3,341,804
Other accumulated losses	932,968
Total accumulated losses	$1,639,978

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2015, the following table shows the reclassifications made:

Undistributed Net
Net Investment	Accumulated Net
Income/(Loss)	Gain/(Loss)	Paid In Capital
$1,559,043	$(1,559,043)	—

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 1.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through October 30, 2017, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

Class I	Institutional Class	Class N
1.80%	1.80%	2.05%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the waivers per class that are subject to potential recovery expiring on:

	Class I	Institutional Class	Class N
August 31, 2018	$1,971	$133,402	$257
February 28, 2019	$697	$36,384	$96

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The Fund has invested in other investment vehicles sponsored by the Adviser (“other William Blair Funds”) during the period; the Adviser waived its advisory fee to the Fund in an amount equal to the advisory fee paid to the Adviser by the other William Blair Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the period ended February 29, 2016 per class:

Class I	Institutional Class	Class N
$741	$35,217	$85

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Buckingham Capital Management, Inc.
FSI Group LLC
Green OWL Capital Management, LLC
Havens Advisors LLC
Unigestion (UK) Limited
Wellington Management Company LLP

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay William Blair & Company, L.L.C. (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class N shares, for services to prospective Fund shareholders and distribution of Fund shares.  The Distributor and the Adviser are affiliated companies.  As of and during the six months ended February 29, 2016, the Fund accrued and owed expenses related to the 12b-1 Plan as presented in the Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Expensed	Fees Owed
Class N	$477	$429

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  The following table details the fees earned for each service during the six months ended February 29, 2016, as well as the fees owed as of February 29, 2016.

	Fees Earned	Fees Owed as of
	During Fiscal Period	February 29, 2016
Administration and Fund Accounting	$64,782	$22,704
Pricing fees	23,579	9,242
Custody	28,624	11,772
Transfer agent*	25,185	11,419
Compliance fees**	6,917	3,317

*	This amount does not include sub transfer agency fees, and therefore it does not agree with the amount on the Statement of Operations.
**	Included in other expenses on the Statement of Operations.

The Fund also has a line of credit with U.S. Bank (see Note 11).

The Distributor is affiliated with the Adviser.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended February 29, 2016, the Fund was allocated $16,018 of the Trust’s Chief Compliance Officer fee.  At February 29, 2016, the Fund owed fees of $7,484 to USBFS for the Chief Compliance Officer’s services.

The Fund invested in the William Blair Macro Allocation Fund (“Macro Fund”) during the period, which is an investment company sponsored or managed by the Adviser.  To the extent the Fund invests in the Macro Fund or another underlying investment company advised by the Adviser, the Adviser will waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by other William Blair Funds in respect of Fund assets so invested. During the six months ended February 29, 2016, the Adviser waived $36,043 in advisory fees related to the Fund’s investment in the Macro Fund.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
	February 29, 2016	August 31, 2015(1)
Class I
Shares sold	974	357,230
Shares redeemed	(50,570)	(22,553)
Shares issued to holders in reinvestment of distribution	2,266	196
Net increase	(47,330)	334,873

Institutional Class
Shares sold	1,200,697	17,025,827
Shares redeemed	(1,423,361)	(999,855)
Shares issued to holders in reinvestment of distribution	149,800	11,144
Net increase	(72,864)	16,037,116

Class N
Shares sold	3,509	39,189
Shares redeemed	(2,166)	(1,382)
Shares issued to holders in reinvestment of distribution	664	21
Net increase	2,007	37,828

(1)	The Fund commenced operations on November 7, 2014.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the six months ended February 29, 2016 are detailed below.

Purchases
U.S. Government	$—
Other	162,872,917
$162,872,917
Sales
U.S. Government	$—
Other	166,226,776
$166,226,776

William Blair Directional Multialternative Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

(9)	Security Transactions with Affiliates

Generally, an issuer is an affiliate of the Fund under the 1940 Act if the Fund holds 5% or more of the outstanding voting securities of the issuer or if the issuer is under common control with the Fund.

A summary of transactions of affiliates for the six months ended February 29, 2016 is as follows:

							February
	August 31,						29,
	2015		Additions		Reductions		2016		Realized	February 29, 2016
	Share		Share		Share		Share	Dividend	Gain
Issuer Name	Balance	Cost	Balance	Cost	Balance	Cost	Balance	Income	(Loss)	Value	Cost
William Blair Macro
Allocation Fund	1,317,157	$17,042,134	7,851	$89,666	1,325,008	$17,131,800	—	$89,666	$(1,910,507)	$—	$—

(10)	Beneficial Ownership

The benefical ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At February 29, 2016, the following entities held over 25% of the Fund’s shares outstanding for the benefit of their customers:

Class I
SEI Private Trust Company	56%
Charles Schwab & Co., Inc.	42%
Institutional Class
SEI Private Trust Company	57%
Charles Schwab & Co., Inc.	43%
Class N
Charles Schwab & Co., Inc.	70%
William Blair & Company LLC	25%

(11)	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $20,000,000, which expires on August 12, 2016.  This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, subject to certain restrictions, and is secured by the Fund’s investments.  Interest will be accrued at the prime rate of 3.25% through December 16, 2015 and a rate of 3.50% thereafter.  The credit facility is with the Fund’s custodian, U.S. Bank.  The following table provides information regarding the usage of the line of credit for the period ended February 29, 2016.  There was no outstanding balance on the line of credit as of February 29, 2016.

	Average		Maximum	Date of
Days	Amount of	Interest	Amount of	Maximum
Utilized	Borrowing	Expense	Borrowing	Borrowing
19	$599,737	$13,721	$1,769,000	11/5/2015

(12)	Subsequent Event

On April 19, 2016 the Board of Trustees approved the Plan of Liquidation of the Fund, and the Fund will liquidate as of the close of business on May 13, 2016.

William Blair Directional Multialternative Fund
Basis for Trustees’ Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on January 28, 2016 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the William Blair Directional Multialternative Fund (the “Fund”), a series of the Trust, and William Blair Investment Management, LLC the Fund’s investment adviser (the “Adviser” or “William Blair”).  The Trustees also met at a previous meeting held on November 10, 2015 (the “November 10, 2015 Meeting”) to review materials related to the renewal of the Advisory Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other accounts with the same or similar strategies as the Fund and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year relevant to the Agreement renewal process, including performance, management fee and other expense information.

In connection with the review, the Trustees were familiar with the Fund’s stated investment objective to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Trustees were also familiar with William Blair’s strategy to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers who implement a number of different alternative investment strategies and invest in a variety of markets and that each sub-adviser’s investment strategy is intended to contribute to the Fund’s investment objective under varying market conditions.

Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending January 31, 2017.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by William Blair to the Fund and the amount of time devoted by William Blair’s staff to the Fund’s operations.  The Trustees considered William Blair’s specific responsibilities in all aspects of day-to-day management of the Fund, including its recommendations with respect to the hiring, termination or replacement of the Fund’s sub-advisers and its oversight of the investment strategies implemented by the Fund’s sub-advisers.  The Trustees also considered the qualifications, experience and responsibilities of Brian Ziv, John Abunassar, Katie Austin, Peter Carl, Matt Demaray, D. Trowbridge “Toby” Elliman III and Jason Moede, the individuals from William Blair serving as portfolio managers to the Fund, and other key personnel at William Blair who are involved in the day-to-day activities of the Fund.  The Trustees reviewed information provided by William Blair in a due diligence summary, including a summary of William Blair’s compliance program, and discussed William Blair’s marketing activity and its continuing commitment to the growth of the Fund’s assets.  The Trustees noted during the course of the prior year they had met with representatives of William Blair in person to discuss the Fund’s performance and outlook, along with the marketing and compliance efforts made by William Blair.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of William Blair.  The Trustees discussed in detail William Blair’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of William Blair’s compliance program and oversight of the compliance programs of the Fund’s sub-advisers.  The Trustees concluded William Blair had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund under the “manager of managers” structure and the nature, overall quality and extent of the management services provided to the Fund, as well as William Blair’s compliance program, were satisfactory and reliable.

William Blair Directional Multialternative Fund
Basis for Trustees’ Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Fund for the year-to-date period ended October 31, 2015, noting the Fund began operations on October 29, 2014.  In assessing the quality of the management services delivered by William Blair, the Trustees also compared the short-term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the HFRI Equity Hedge Index), a peer group of U.S. open-end multialternative funds, as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”), and also to a select group within the Morningstar Peer Group comprised of only sub-advised funds (the “Sub-Advised Morningstar Peer Group”).

The Trustees noted for the year-to-date period ended October 31, 2015, the Fund’s performance for Institutional Class shares fell at the top of the first quartile, and was the best of the Morningstar Peer Group and the Sub-Advised Morningstar Peer Group.  The Trustees noted that the Fund outperformed the benchmark index for the year-to-date and since inception periods ended July 31, 2015.

After considering all of the information, the Trustees concluded the performance obtained by William Blair for the Fund was satisfactory under current market conditions and William Blair has developed the necessary expertise and resources in selecting and managing the Fund’s sub-advisers to provide investment advisory services in accordance with the Fund’s investment objective and strategies.  Although past performance is not a guarantee or indication of future results, the Trustees determined the Fund and its shareholders were likely to benefit from William Blair’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of William Blair’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund in comparison to the Morningstar Peer Group and the Sub-Advised Morningstar Peer Group, as well as the fee waivers and expense reimbursements made by William Blair.  In reviewing the Fund’s fees and total expense structure, the Trustees took into account the Fund’s “manager of managers” structure, noting William Blair pays the Fund’s sub-advisory fees out of its own management fees, and the Fund is not directly responsible for payment of any sub-advisory fees.

The Trustees also considered the overall profitability of William Blair, reviewing William Blair’s financial information and noting William Blair had subsidized the Fund’s operations through management fee waivers and had not yet recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to William Blair from the fees payable under the Advisory Agreement and the expense subsidizations undertaken by William Blair.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the November 10, 2015 Meeting and the January 28, 2016 meeting at which the Advisory Agreement was formally considered, as well as the reports made by William Blair over the course of the year.

The Trustees noted the Fund’s contractual management fee of 1.60% fell within the third quartile, above the Morningstar Peer Group average of 1.11%, which also fell into the third quartile.  The Trustees observed the Fund’s total expense ratio for Institutional Class shares (net of fee waivers and expense reimbursements) of 1.80% was equal to the Morningstar Peer Group median (which excludes Rule 12b-1 fees) and fell between the second and third quartiles, and above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.71%, and which fell into the second quartile.  The Trustees noted the Fund’s contractual management fee of 1.60% was equal to the Sub-Advised Morningstar Peer Group median, above the Sub-Advised Morningstar Peer Group average of 1.23%, which fell into the second quartile.  The Trustees observed the Fund’s total expense ratio for Institutional Class shares (net of fee waivers and expense reimbursements) of 1.80% fell within the second quartile, below the Sub-Advised Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 2.15%, which also fell within the second quartile.  The Trustees then compared the fees paid by the Fund to the fees associated with William Blair’s other investment products (none of which are managed in the same structure as the Fund) and noted the Fund’s fees were reasonable in comparison.

The Trustees concluded the Fund’s expenses and the management fees paid to William Blair were fair and reasonable in light of the comparative performance, expense and management fee information and considering the Fund’s “manager of managers” structure.  The Trustees noted, based on a profitability analysis prepared by William Blair, William Blair was not realizing profits in connection with its management of the Fund and the Trustees further concluded that William Blair maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite its subsidies to support the Fund’s operations.

William Blair Directional Multialternative Fund
Basis for Trustees’ Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as the Fund’s assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees considered the management fee waivers by William Blair with respect to the Fund.  The Trustees concluded William Blair’s management fee structure and any applicable expense waivers were reasonable and reflected a sharing of economies of scale between William Blair and the Fund at the Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by William Blair from its association with the Fund.  The Trustees concluded any benefits William Blair received from its management of the Fund, including increased name recognition or greater exposure to press coverage, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending January 31, 2017 as being in the best interests of the Fund and its shareholders.

BASIS FOR TRUSTEES’ RENEWAL OF SUB-ADVISORY AGREEMENTS

The Board met in person at a meeting held on January 28, 2016 to consider the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) for the Fund, entered into between the Adviser and certain of the Fund’s sub-advisers (each a “Sub-Adviser, and collectively, the “Sub-Advisers”), specifically: Buckingham Capital Management, Inc. (“Buckingham”), FSI Group, LLC (“FSI”), Havens Advisors, L.L.C. (“Havens”), and Wellington Management Company, LLP (“Wellington”).  The Board reviewed and analyzed various factors they determined were relevant, including the factors enumerated below.  The Trustees also met at the November 10, 2015 Meeting to review materials related to the renewal of the Sub-Advisory Agreements.  In advance of these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreements, due diligence materials prepared by the Sub-Advisers (including a due questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including each Sub-Adviser’s code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Sub-Advisory Agreement renewal process, including performance information for the Fund.

In connection with the review, the Trustees were familiar with the Fund’s stated investment objective to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Trustees were also familiar with William Blair’s strategy to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers who implement a number of different alternative investment strategies and invest in a variety of markets and that each Sub-Adviser’s investment strategy is intended to contribute to the Fund’s investment objective under varying market conditions.

Based on their evaluation of the information provided by the Adviser and the Sub-Advisers, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of each Sub-Advisory Agreement for an additional one-year term ending January 31, 2017.

William Blair Directional Multialternative Fund
Basis for Trustees’ Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Sub-Advisory Agreements between the Adviser and the Sub-Advisers, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND

The Trustees considered the nature, extent and quality of services provided by each of the Sub-Advisers.  The Trustees considered Buckingham’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of David B. Keidan, Brian Clifford, Jason Cohen and Yanai A. Frank, who serve as the portfolio managers for the segment of the Fund’s assets managed by Buckingham and other key personnel at Buckingham.  The Trustees considered FSI’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Steve Stein and John Stein, who serve as the portfolio managers for the segment of the Fund’s assets managed by FSI, and other key personnel at FSI.  The Trustees considered Havens’ responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Nancy E. Havens-Hasty, Abigail Hooper, and Steven Schneider, who serve as the portfolio managers for the segment of the Fund’s assets managed by Havens, and other key personnel at Havens.  The Trustees considered Wellington’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of John F. Averill and Bruce L. Glazer, who serve as the portfolio managers for the segment of the Fund’s assets managed by Wellington, and other key personnel at Wellington.  The Trustees also considered information provided by each of the Sub-Advisers at the November 10, 2015 Meeting and the January 28, 2016 meeting at which the Sub-Advisory Agreements were formally considered, relating to each of their strategies for the Fund, brokerage practices and compliance and risk management programs.

The Trustees also noted any services that extended beyond portfolio management.  The Trustees concluded the Sub-Advisers had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing their duties under the Sub-Advisory Agreements and the nature, overall quality and extent of investment management services provided by each of the Sub-Advisers were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS

The Trustees discussed the performance of the Institutional Class shares of the Fund, including the performance relating specifically to each segment of the Fund’s assets managed by each of the Sub-Advisers.

The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Buckingham for the year-to-date and since-inception periods ended July 31, 2015.  The Trustees compared the short-term performance of the segment of the Fund’s portfolio managed by Buckingham on both an absolute basis and in comparison to a benchmark index (the S&P 500 Index), in comparison to another account managed by Buckingham with similar investment strategies to that of the Fund, and in comparison to the Fund’s overall performance for each period.

The Trustees discussed the performance of the segment of the Fund’s portfolio managed by FSI for the year-to-date and since-inception periods ended July 31, 2015.  The Trustees compared the short-term performance of the segment of the Fund’s portfolio managed by FSI on both an absolute basis and in comparison to a benchmark index (the S&P 500 Index), in comparison to another account managed by FSI with similar investment strategies to that of the Fund, and in comparison to the Fund’s overall performance for each period.

The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Havens for the year-to-date and since-inception periods ended July 31, 2015.  The Trustees compared the short-term performance of the segment of the Fund’s portfolio managed by Havens on both an absolute basis and in comparison to a benchmark index (the S&P 500 Index), in comparison to other accounts managed by Havens with similar investment strategies to that of the Fund, and in comparison to the Fund’s overall performance for each period.

The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Wellington for the year-to-date and since-inception periods ended July 31, 2015.  The Trustees compared the short-term performance of the segment of the Fund’s portfolio managed by Wellington on both an absolute basis and in comparison to a benchmark index (the S&P 500 Index) and in comparison to the Fund’s overall performance for each period.

After considering all the information, the Trustees concluded the performance obtained by each of the Sub-Advisers for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined the Fund and its shareholders were likely to benefit from the continued management of Fund assets by the Sub-Advisers.

William Blair Directional Multialternative Fund
Basis for Trustees’ Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements (Continued)

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS

The Trustees reviewed and considered the sub-advisory fees payable by William Blair to the Sub-Advisers under the Sub-Advisory Agreements.  The Trustees noted William Blair had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreements were reasonable in light of the quality of the services performed by each of the Sub-Advisers.  Since the sub-advisory fees are paid by William Blair, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Advisers.  Consequently, the Trustees did not consider the costs of services provided by each of the Sub-Advisers or the profitability of their relationship with the Fund to be material factors for consideration given that the Sub-Advisers are not affiliated with William Blair and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.  Based on all these factors, the Trustees concluded the sub-advisory fees paid by William Blair were reasonable in light of the services provided by the Sub-Advisers.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to the Sub-Advisers are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by each of the Sub-Advisers from their association with the Fund.  The Trustees concluded the benefits that each Sub-Adviser may receive, such as greater name recognition and increased ability to obtain research and brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Sub-Advisory Agreements, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of each of the Sub-Advisory Agreements for an additional term ending January 31, 2017 as being in the best interests of the Fund and its shareholders.

William Blair Directional Multialternative Fund
Basis for Trustees’ Approval of Sub-Advisory Agreement

The Trustees met in person at a meeting held on January 28, 2016 to consider the approval of the sub-advisory agreement (the “Unigestion Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Unigestion (UK) Limited (“Unigestion”).  The Unigestion Sub-Advisory Agreement was necessary due to Cube Capital Investment Management Limited, an investment sub-advisor to the Fund (“CCIML”) intent to enter into a transfer agreement with Unigestion that would trigger an automatic termination of the previous sub-advisory agreement between CCIML and the Adviser, as of the close of business on or about February 1, 2016.  The Board reviewed memoranda provided by CCIML and the Adviser, which had been included in the meeting materials and detailed the transaction pursuant to which Unigestion agreed to acquire the portfolio manager and other personnel responsible for managing the segment of the Fund’s assets managed by CCIML. Unigestion is a registered investment adviser and wholly owned subsidiary of Unigestion Holding SA, a private company incorporated under Swiss law and the holding company of the Unigestion group of entities.  The Trustees also noted that upon completion of the transaction, Unigestion Holding SA will be the sole control person of Unigestion.

In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Unigestion Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including copies of the Unigestion Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Unigestion Sub-Advisory Agreement, due diligence materials prepared by Unigestion (including a due diligence questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including Unigestion’s code of ethics) and other pertinent information.

In connection with the review, the Trustees were familiar with the Fund’s stated investment objective to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets.  The Trustees were also familiar with the Adviser’s strategy to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers, including Unigestion, who implement a number of different alternative investment strategies and invest in a variety of markets and that each sub-adviser’s investment strategy is intended to contribute to the Fund’s investment objective under varying market conditions.

Based on their evaluation of the information provided by the Adviser and Unigestion, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Unigestion Sub-Advisory Agreement for an initial term ending February 1, 2018.

DISCUSSION OF FACTORS CONSIDERED

In considering the Unigestion Sub-Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE SUB-ADVISER TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by Unigestion to the Fund.  The Trustees considered Unigestion’s specific responsibilities in all aspects of day-to-day management of a portion of the Fund’s assets, as well as the qualifications, experience and responsibilities of Senior Portfolio Manager Mr. Nick Linnane and Analyst Mr. Chrysis Aristidou, who will continue to serve as the portfolio managers for the segment of the Fund’s assets managed by Unigestion, and other key personnel at Unigestion.  The Trustees concluded that Unigestion had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Unigestion Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISER

The Trustees discussed the performance of the Fund, including the performance relating specifically to the segment of the Fund’s assets managed by CCIML prior to the change in control.  The Trustees discussed the performance of that segment of the Fund’s portfolio managed by CCIML for the one-year and since inception periods ended December 31, 2015.  The Trustees compared the performance of that segment of the Fund’s portfolio managed by CCIML on both an absolute basis and in comparison to the MSCI World Index and in comparison to the Fund’s overall performance for the same periods.  The Trustees concluded that the Fund and its shareholders were likely to benefit from Unigestion’s management of the Fund given the continuity in portfolio management personnel.

William Blair Directional Multialternative Fund
Basis for Trustees’ Approval of Sub-Advisory Agreement (Continued)

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by William Blair to Unigestion under the Unigestion Sub-Advisory Agreement, noting the fees were identical to those paid by William Blair to CCIML prior to Unigestion’s acquisition of CCIML personnel.  Since Unigestion’s sub-advisory fees would be paid by William Blair, the overall advisory fee paid by the Fund would not be directly affected by Unigestion’s sub-advisory fee.  Consequently, the Trustees did not consider the costs of services to be provided by Unigestion or the profitability of its relationship with the Fund to be material factors for consideration given that Unigestion is not affiliated with William Blair and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Unigestion by William Blair were reasonable in light of the services to be provided under the Unigestion Sub-Advisory Agreement.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to Unigestion would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Unigestion from its association with the Fund.  The Trustees concluded that the benefits that Unigestion may receive appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The recommendation by William Blair to continue Unigestion’s services in managing a portion of the Fund’s assets was based on an evaluation of the qualifications of Unigestion’s investment personnel, investment philosophy and process and performance results, among other factors, including William Blair’s analysis that Unigestion’s investment strategy is complementary to the investment strategy of the Fund’s other sub-advisers.  The Trustees considered all of the foregoing factors.  In considering the Unigestion Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Unigestion Sub-Advisory Agreement for an initial two-year term ending February 1, 2018 as being in the best interests of the Fund and its shareholders.

William Blair Directional Multialternative Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

William Blair Directional Multialternative Fund
Additional Information
(Unaudited)

Tax Information

For the fiscal period ended August 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 19.64%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2015 was 13.26%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund were as follows (unaudited): 100%.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-772-4166.

Independent Trustees

					Portfolios
		Term of			in Trust
	Position(s)	Office and			Number of
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and Chair,	37	Independent Trustee,
615 E. Michigan St.		Term; Since	Department of Accounting,		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	Marquette University		open-end investment
Age: 60		2001	(2004–present).		company with five
					portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	37	Independent Trustee,
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline company)		USA MUTUALS (an
Milwaukee, WI 53202		August 22,	(1986–present).		open-end investment
Age: 59		2001			company with five
					portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–present);	37	Independent Manager,
615 E. Michigan St.		Term; Since	Managing Director, Chief		Ramius IDF fund complex
Milwaukee, WI 53202		October 23,	Administrative Officer (“CAO”)		(two closed-end investment
Age: 72		2009	and Chief Compliance		companies); Independent
			Officer (“CCO”), Granite Capital		Trustee, Gottex Trust
			International Group, L.P. (an		(an open-end investment
			investment management firm)		company with one
			(1994–2011).		portfolio); Independent
					Trustee, Gottex Multi-Asset
					Endowment fund complex
					(three closed-end
					investment companies)
					(2010–2015); Independent
					Trustee, Gottex
					Multi-Alternatives
					fund complex (three
					closed-end investment
					companies) (2010–2015).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice President,	37	Trustee, Buffalo Funds
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund Services, LLC		(an open-end investment
Milwaukee, WI 53202	Trustee	August 22,	(1994–present).		company with ten
Age: 53		2001			portfolios); Trustee, USA
					MUTUALS (an open-end
					investment company
					with five portfolios).

William Blair Directional Multialternative Fund
Additional Information (Continued)
(Unaudited)

		Term of		Portfolios
	Position(s)	Office and		in Trust	Number of
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

John Buckel	President	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	and	Term; Since	Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,	(2004–present).
Age: 58	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,	(2002–present).
Age: 42	and	2013
Principal
Financial and
Accounting
Officer

Adam W. Smith	Assistant	Indefinite	Assistant Vice President, U.S.	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(April 2012–present); Research
Age: 34		2015	Associate, Vista360, LLC
(May 2010–April 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Fund Services, LLC (January 2014–
Milwaukee, WI 53202	Officer, Vice	July 1,	present); CCO (2003–2013) and
Age: 55	President	2014	Senior Vice President, Ariel
	and Anti-		Investments, LLC (2010–2013);
	Money		Vice President, Ariel Investments, LLC
	Laundering		(2003–2010).
Officer

Jesse J. Schmitting	Assistant	Indefinite	Assistant Vice President, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		July 21,	(2008–present).
Age: 33		2011

Cullen O. Small	Assistant	Indefinite	Assistant Vice President, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 22,	(2010–present).
Age: 28		2015

Kelly A. Burns	Assistant	Indefinite	Officer, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC
Milwaukee, WI 53202		April 23,	(2011–present);
Age: 28		2015	Student, Illinois State
University (2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Officer, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC
Milwaukee, WI 53202		July 1,	(2010–present).
Age: 28		2015

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-772-4166. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-772-4166, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-772-4166 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

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William Blair Directional Multialternative Fund

Investment Adviser	William Blair Investment Management, LLC
222 West Adams Street
Chicago, Illinois 60606

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	William Blair & Company, L.L.C.
222 West Adams Street
Chicago, Illinois 60606

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A Copy of the registrant’s Code of Ethics was filed on November 4, 2015.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  4/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 4/28/2016

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  4/28/2016

* Print the name and title of each signing officer under his or her signature.